SUBSEQUENT EVENTS (Details) (Subsequent Event, USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Jul. 08, 2014 Common shares	Jun. 24, 2014 Common shares	Jul. 17, 2014 Preference Shares, Series 13	Jul. 01, 2014 Enbridge Energy Company, Inc	Jul. 01, 2014 Enbridge Energy Company, Inc Minimum	Jul. 01, 2014 Enbridge Energy Company, Inc Class D common units	Jul. 01, 2014 Enbridge Energy Company, Inc Incentive Distribution Units
Subsequent Events
Percentage of cash distributions and allocations waived				2.00%
Number of units issued against rights waived						66,100,000	1,000
Percentage of incremental cash distributions before restructuring				48.00%
Distribution before restructuring (in dollars per share)					$ 0.495
Percentage of incremental cash distributions				23.00%
Distribution (in dollars per share)					$ 0.5435
Shares issued, Number of Shares	1,200,000	7,900,000	14,000,000
Shares issued	$ 60		$ 350